Investment Properties (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Investment Properties

Buildings RMB million
Cost
As at 1 January 2021	15,385
Additions	(414)

As at 31 December 2021	14,971

Accumulated depreciation
As at 1 January 2021	(1,168)
Additions	(429)

As at 31 December 2021	(1,597)

Net book value
As at 1 January 2021	14,217

As at 31 December 2021	13,374

Fair value
As at 1 January 2021	17,285

As at 31 December 2021	16,626

Buildings RMB million
Cost
As at 1 January 2020	12,898
Additions	2,487

As at 31 December 2020	15,385

Accumulated depreciation
As at 1 January 2020	(757)
Additions	(411)

As at 31 December 2020	(1,168)

Net book value
As at 1 January 2020	12,141

As at 31 December 2020	14,217

Fair value
As at 1 January 2020	14,870

As at 31 December 2020	17,285